Property, Plant, and Equipment - Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment - net

8. Property, Plant and Equipment - net

	December 31,
	2022	2021
Cost
Construction in progress	$331,500	$214,431
Plant and buildings	334,180	273,682
Machinery and equipment	343,724	327,315
Motor vehicles	4,987	4,804
Office equipment and furniture	28,959	13,425
Leasehold improvements	215,477	210,091
Total cost	$1,258,827	$1,043,748
Less: Accumulated depreciation
Plant and buildings	$39,045	$20,474
Machinery and equipment	146,299	81,832
Motor vehicles	2,263	1,513
Office equipment and furniture	9,709	3,251
Leasehold improvements	67,730	33,380
Total accumulated depreciation	$265,046	$140,450
Property, plant and equipment, net	$993,781	$903,298

Buildings and machinery and equipment of Sinovac Dalian with a net book value of $33,643 (RMB 232.0 million) were pledged as collateral for a bank loan from China Everbright Bank (notes 12 (c)).

Net depreciation expense for the year ended December 31, 2022 was $153,819 (2021 - $84,446, 2020 - $3,693), after deduction of amortized government grants specifically related to qualified property, plant and equipment.

Loss on disposal of equipment for the year ended December 31, 2022 was $5,213 (2021 - $977, 2020 - $163).